RISK MANAGEMENT - Modified Financial Assets - Credit commitments (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Loan commitments and financial guarantee contracts [member]
Disclosure of financial assets [line items]
Notional amount	$ 47,936,321	$ 37,152,410
Loan commitments and financial guarantee contracts [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Notional amount	22,073,167	18,870,877
Loan commitments and financial guarantee contracts [member] | United States of America, Dollars
Disclosure of financial assets [line items]
Notional amount	25,465,480	17,823,788
Loan commitments and financial guarantee contracts [member] | Euro Member Countries, Euro
Disclosure of financial assets [line items]
Notional amount	15,650	246,520
Loan commitments and financial guarantee contracts [member] | Other currencies [member]
Disclosure of financial assets [line items]
Notional amount	382,024	211,225
Financial guarantee contracts [member]
Disclosure of financial assets [line items]
Notional amount	4,886,575	4,185,261
Unused letters of credit
Disclosure of financial assets [line items]
Notional amount	1,366,444	1,488,505
Unused limits of overdrafts.
Disclosure of financial assets [line items]
Notional amount	2,064,096	923,257
Unused credit card limits
Disclosure of financial assets [line items]
Notional amount	29,541,882	23,931,872
Other Commitments
Disclosure of financial assets [line items]
Notional amount	$ 10,077,324	$ 6,623,515